Financial Instruments	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Financial Instruments
40.	Financial Instruments

(1)	Fair value and carrying amount

The carrying amounts of the Company’s current non-derivative financial instruments, including financial assets at amortized cost and financial liabilities at amortized cost, were considered to approximate their fair value due to their short-term nature. This methodology applies to cash and cash equivalents, receivables or payables (including related parties), other current financial assets, and short-term borrowings.

Disclosures of fair value are not required for the financial instruments abovementioned and lease liabilities. Other than those, the carrying amount and fair value of other financial instruments of the Company as of December 31, 2018 and 2019 were as follows:

	December 31, 2018		December 31, 2019
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Financial assets:
Financial assets at FVTPL:
Financial assets mandatorily measured at FVTPL	$1,709,531	1,709,531	1,521,406	1,521,406
Financial assets at FVTOCI	6,979,925	6,979,925	7,545,171	7,545,171
Financial assets at amortized cost:
Long-term receivables	930,001	930,001	5,812	5,812
Refundable deposits	716,097	716,097	663,911	663,911

Financial liabilities:
Financial liabilities at FVTPL:
Financial liabilities held for trading	22,115	22,115	18,859	18,859
Financial liabilities at amortized cost:
Long-term borrowings (including current installments)	86,305,318	86,305,318	111,968,392	111,968,392
Guarantee deposits	816,512	816,512	785,456	785,456

(2)	Valuation techniques and assumptions applied in fair value measurement

The fair values of financial assets and financial liabilities with standard terms and conditions and traded in active markets are determined with reference to quoted market prices. The fair values of other financial assets and financial liabilities without quoted market prices are estimated using valuation approach. The estimates and assumptions used are the same as those used by market participants in the pricing of financial instruments.

Fair value of foreign currency forward contract is measured based on the maturity date of each contract with quoted spot rate and quoted swap points from Reuters quote system.

Fair value of structured investment product is measured based on the discounted future cash flows arising from principal consideration and probable gains estimate to be received.

Fair value of long-term receivables is determined by discounting the expected cash flows at a market interest rate.

The refundable deposits and guarantee deposits are based on carrying amount as there is no fixed maturity.

The fair value of floating-rate long-term borrowings approximates to their carrying value.

(3)	Fair value measurements recognized in the consolidated statements of financial position

The Company determines fair value based on assumptions that market participants would use in pricing an asset or a liability in the principal market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

(i)	Level 1 inputs: Unadjusted quoted prices for identical assets or liabilities in active markets.

(ii)	Level 2 inputs: Other than quoted prices included within Level 1, inputs are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

(iii)	Level 3 inputs: Derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The fair value measurement level of an asset or a liability within their fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The Company uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

Financial assets and liabilities measured at fair value on a recurring basis were as follows:

	Level 1	Level 2	Level 3	Total
	(in thousands)
December 31, 2018
Financial assets at FVTPL:
Financial assets mandatorily measured at FVTPL	$-	1,709,531	-	1,709,531
Financial assets at FVTOCI	6,803,900	-	176,025	6,979,925
Financial assets at amortized cost:
Long-term receivables	-	930,001	-	930,001
Financial liabilities at FVTPL:
Financial liabilities held for trading	-	22,115	-	22,115

December 31, 2019
Financial assets at FVTPL:
Financial assets mandatorily measured at FVTPL	$-	1,521,406	-	1,521,406
Financial assets at FVTOCI	7,356,501	-	188,670	7,545,171
Financial assets at amortized cost:
Long-term receivables	-	5,812	-	5,812
Financial liabilities at FVTPL:
Financial liabilities held for trading	-	18,859	-	18,859

There were no transfers between Level 1 and 2 for the years ended December 31, 2018 and 2019.

(4)	Reconciliation for recurring fair value measurements categorized within Level 3

For the year ended December 31, 2017
(in thousands)
Available-for-sale financial assets without quoted market prices
Balance at the beginning of the year	$193,582
Net realized/unrealized losses included in profit or loss(i)	(30,000)
Purchases	14,233
Balance at the end of the year	$177,815

(i)	Change in unrealized losses, which were included in profit or loss, relating to those available-for-sale assets without quoted market prices held at December 31, 2017 was $30,000 thousand.

	For the years ended December 31,
	2018	2019
	(in thousands)
Financial assets at FVTOCI － equity instruments without active market
Balance at the beginning of the year	$-	176,025
Adjustments on initial application of IFRS 9	177,815	-
Net gains (losses) included in other comprehensive income	9,990	(33,501)
Purchases	34,157	47,182
Disposals	(45,937)	-
Effect of exchange rate change	-	(1,036)
Balance at the end of the year	$176,025	188,670

(5)	Description of valuation processes and quantitative disclosures for fair value measurements categorized within Level 3

The Company’s management reviews the policy and procedures of fair value measurements at least once at the end of the annual reporting period, or more frequently as deemed necessary. When a fair value measurement involves one or more significant inputs that are unobservable, the Company monitors the valuation process discreetly and examines whether the inputs are used the most relevant market data available.

Item	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement
Financial assets at FVTOCI–equity instruments without active market	Market approach

•   Price-Book ratio (0.99~5.2 at Dec. 31, 2018 and 0.7~2.95 at Dec. 31, 2019)

•   Price-Earnings ratio (14.69~112.13 at Dec. 31, 2018 and 7.85~31.28 at Dec. 31, 2019)

•    Discount for lack of marketability (20% at Dec. 31, 2018 and 20% ~28% at Dec. 31, 2019)

•   The higher the price-book ratio is, the higher the fair value is.

•   The higher the price-earnings ratio is, the higher the fair value is.

•   The greater degree of lack of marketability is, the lower the fair value is.